Earnings Per Share - Computation of Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income attributable to Magna International Inc.	$ 1,561	$ 1,433	$ 1,018
Average number of Common Shares outstanding during the year	227.9	232.4	239.3
Basic earnings per Common Share	$ 6.85	$ 6.17	$ 4.26
Stock options and restricted stock	2.9	2.8	3.5
Diluted	230.8	235.2	242.8
Diluted earnings per Common Share	$ 6.76	$ 6.09	$ 4.20